Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
U.S. $ in thousands

Goodwill as of January 1, 2020	$385,658
Foreign currency translation adjustments	496
Goodwill impairment	(386,154)
Goodwill as of September 30, 2020	$-

Schedule of other intangible assets
	September 30, 2020			December 31, 2019
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$286,888	$(256,861)	$30,027	$299,100	$(252,136)	$46,964
Patents	16,722	(8,145)	8,577	15,142	(7,067)	8,075
Trademarks and trade names	26,019	(20,829)	5,190	25,991	(19,966)	6,025
Customer relationships	101,745	(80,456)	21,289	102,936	(76,813)	26,123
Capitalized software development costs	18,489	(18,489)	-	18,630	(18,489)	141
	$449,863	$(384,780)	$65,083	$461,799	$(374,471)	$87,328

Schedule of estimated amortization expense relating to intangible assets
Estimated
amortization expenses
(U.S. $ in thousands)
Remaining 3 months of 2020	$6,019
2021	23,857
2022	21,884
2023	7,315
Thereafter	6,008
Total	65,083